Offerings - Offering: 1	Feb. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.05 par value per share
Amount Registered | shares	520,000
Proposed Maximum Offering Price per Unit	9.50
Maximum Aggregate Offering Price	$ 4,940,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 682.21
Offering Note	As described in greater detail in the prospectus contained in this registration statement, the shares to be offered for resale by the Selling Shareholders include up to an aggregate of 520,000 Class A Ordinary Shares issued to such Selling Shareholders in connection with two share purchase agreements dated October 8, 2025 and December 5, 2025, respectively.

Pursuant to Rule 416 under the Securities Act of 1933, as amended, an indeterminate number of additional securities are registered hereunder that may be issued to prevent dilution in connection with a stock split, stock dividend, recapitalization, or similar event or adjustment. In addition, an indeterminate number of common shares are registered hereunder that may be issued upon conversion of or exchange for any other securities.

This estimate is made pursuant to Rule 457(c) of the Securities Act of 1933, as amended, solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Share is the average of the high price ($10.00) and low price ($9.00) for the Registrant’s Class A Ordinary Shares as reported on the OTC Markets on February 18, 2026.